SHARE INCENTIVE PLAN - Summary of nonvested shares (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of nonvested shares outstanding
Nonvested shares outstanding at the beginning	359,696	582,876	383,534
Granted			333,750
Vested	(164,821)	(223,180)	(134,408)
Nonvested shares outstanding at the end	194,875	359,696	582,876
Weighted average grant date fair value
Outstanding at beginning of year	$ 4.94	$ 6.21	$ 11.05
Granted			3.03
Vested	6.14	8.25	12.12
Outstanding at end of year	$ 3.93	$ 4.94	$ 6.21
Aggregate intrinsic value
Aggregate intrinsic value	$ 110	$ 712	$ 1,381	$ 2,090
Share-based Compensation	$ 272	$ 189	$ 507
Non Vested Shares [Member]
Weighted average grant date fair value
Granted	$ 0	$ 0	$ 3.03
Aggregate intrinsic value
Share-based compensation expenses relating to nonvested shares	$ 375	$ 1,097	$ 1,732
Total unrecognized compensation expenses relating to unvested nonvested shares	$ 105	$ 513	$ 1,610
Total unrecognized compensation expenses relating to unvested nonvested shares expected to be recognized over weighted average period	1 year 11 months 4 days	1 year 5 months 12 days	1 year 6 months 29 days